ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)		2 Months Ended	6 Months Ended
	Dec. 14, 2023 $ / shares shares	Jun. 30, 2020 USD ($) item $ / shares shares	Dec. 31, 2023 CNY (¥) Y shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) Y shares	Jun. 30, 2023 CNY (¥) Y shares	Jun. 30, 2023 USD ($) Y $ / shares shares	Mar. 15, 2023 USD ($) shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 shares	May 26, 2020 USD ($) $ / shares shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of offerings | item		2
Number of warrants to purchase ordinary shares	7,950,769	1,680,000	863,333				863,333						911,112
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.25	$ 1.25											$ 2.25
Fair value of warrants | $		$ 1,639,333				$ 2,880,000	$ 197,692			$ 2,750,000			$ 1,689,389
Fair value of the warrant liability			¥ 993,986				$ 140,000	¥ 31,615,668
Fair value changes of warrants liability			¥ 10,461,075	$ 1,473,412	¥ 20,097,665
Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares	441,710	93,333	47,963				47,963						50,617
Exercise price of warrants (in dollars per share) | $ / shares	$ 4.50	$ 22.50											$ 40.50
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Fair value of the warrant liability			¥ 993,986				$ 140,000		$ 1,930,000
Number of warrants			47,963				47,963
Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants								555,694	555,694
Warrants re-purchase	10,002,500
Purchase price of each warrant | $ / shares	$ 0.25
Fair value of warrant liability | $							$ 0		$ 2,430,000
Fair value changes of warrants liability | $				$ 70,625		$ 0
Warrant 2023 | Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares	555,694
Exercise price of warrants (in dollars per share) | $ / shares	$ (4.50)
Second Offering Member
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants												34,860,000
Class A Ordinary Shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares								863,333	863,333	10,002,500	7,950,769	8,814,102
Exercise price of warrants (in dollars per share) | $ / shares									$ 6.24		$ 0.80
Class A Ordinary Shares | Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares								47,963	47,963	555,694	441,710	489,673
Exercise price of warrants (in dollars per share) | $ / shares									$ 112.32		$ 14.40
Risk free interest rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0.35											0.0040
Risk free interest rate | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			0.0402				0.0402
Risk free interest rate | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input								0.0359	0.0359
Measurement input, expected term
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants and rights outstanding, term		5 years 6 months											5 years 6 months
Measurement input, expected term | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y			2.96				2.96
Measurement input, expected term | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input | Y								5.22	5.22
Measurement input, price volatility
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		104.26											99.50
Measurement input, price volatility | Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input			1.19				1.19
Measurement input, price volatility | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input								1.10	1.10
Measurement input, expected dividend rate
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants outstanding, measurement input		0											0